COMMITMENTS, CONTINGENCIES AND GUARANTEES - Narrative (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Disclosure of contingent liabilities [line items]
Agreements renewable and extended period maximum	2089
Capital expenditure commitments	$ 7,659	$ 4,770
2026
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	3,036
2027
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	2,947
2028 to 2030
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	1,473
Thereafter
Disclosure of contingent liabilities [line items]
Payments for development project expenditure	$ 203